Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments
	2015		2014
	Carrying Amount	FairValue	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	289,676	289,676	202,107	202,107
Restricted cash	15,330	15,330	12,334	12,334
Investments	1,000	1,000	1,000	1,000
Debt	(1,400,094)	(1,399,447)	(1,418,336)	(1,417,430)

Schedule of Derivative Instruments - Statements of Financial Position Location
		Asset Derivatives		Liability Derivatives
		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	—	4,666	3,547
	Financial instruments—Fair Value, net of current portion	—	—	3,181	3,499
	Subtotal	—	—	7,847	7,046

		Asset Derivatives		Liability Derivatives
		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	—	—	1,040	2,659
	Financial instruments—Fair Value, net of current portion	—	—	—	560
Bunker swaps	Current portion of financial instruments—Fair value	—	—	—	9,228
Bunker put options	Current portion of financial instruments—Fair value	—	2,443	—	—
Bunker call options	Current portion of financial instruments—Fair value	28	—	—	—
Bunker call options	Financial instruments—Fair Value, net of current portion	126	—	—	—
	Subtotal	154	2,443	1,040	12,447
	Total derivatives	154	2,443	8,887	19,493

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Derivative	Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)	Amount
		2015	2014	2013
Interest rate swaps		(5,446)	(7,042)	(3,338)
Total		(5,446)	(7,042)	(3,338)

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)
Derivative	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location		Amount
		2015	2014	2013
Interest rate swaps	Depreciation expense	(154)	(154)	(144)
Interest rate swaps	Interest and finance costs, net	(4,120)	(3,388)	(11,301)
Total		(4,274)	(3,542)	(11,445)

Schedule of Derivatives Not Designated As Hedging Instruments - Net Realized and Unrealized Gain (Loss) Recognized on Statement Of Operations
Derivative	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income / (Loss) Location		Amount
		2015	2014	2013
Interest rate swaps	Interest and finance costs, net	(24)	(1,272)	(1,012)
Bunker swaps	Interest and finance costs, net	(1,206)	(10,402)	223
Bunker put options	Interest and finance costs, net	564	1,244	—
Bunker call options	Interest and finance costs, net	(1,260)	—	—
Total		(1,926)	(10,430)	1,235

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
Recurring measurements:
	December 31, 2015	December 31, 2014
Interest rate swaps……………………………………….	(8,887)	(10,265)
Bunker swaps……………………………………………	—	(9,228)
Bunker put options………………………………………	—	2,443
Bunker call options…………………………………	154	—
	(8,733)	(17,050)